DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS

The significant items included within discontinued operations are as follows:

	Year Ended December 31
	2022	2021
Revenue - Cryptocurrency mining	$4,108,372	$5,455,345
Cost - Cryptocurrency mining	3,898,171	2,767,186
Cost - Others	-	17,000
Administrative expenses	1,445,272	750,628
Impairment losses on cryptocurrencies	1,517,172	493,617
(Gain) on sales of cryptocurrencies	(679,111)	(410,979)
Impairment on property, equipment and software	1,468,014	-
Operating (loss) income from discontinued operations	(3,541,146)	1,837,893
Subsidy income	9,195	-
Other (loss)	(2,936,541)	(276)
Interest income	111	9
Interest expense	(30,895)	-
(Loss) income from discontinued operations before income taxes	(6,499,276)	1,837,626
Income tax expense	-	-
Net (loss) income from discontinued operations	$(6,499,276)	$1,837,626

Assets and liabilities of discontinued operations included within the Consolidated Balance Sheets are comprised of the following:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$8,649	$5,914
Advances to suppliers	-	105,425
Prepaid expenses	-	229,361
Inventories, net	-	15,726
Other current assets	37,015	154,572
Cryptocurrencies, net	-	829,165
Property, equipment and software, net	1,155,063	9,607,654
Right-of-use assets	125,538	734,258
Long-term investments	-	169,767
Current assets from discontinued operations	$1,326,265	$11,851,842

Accounts payable	187,206	1,491,924
Accrued payroll and benefits	3,065	11,447
Other payables and accrued expenses	58,572	123,027
Lease liability	128,696	745,428
Current liabilities from discontinued operations	$377,539	$2,371,826

	Years Ended December 31,
	2022	2021	2020
Net cash (used in) provided by operating activities	(1,835,015)	4,334,828	-
Net cash provided by (used in) investing activities	2,746,758	(8,455,550)	-

CRYPTOCURRENCIES

As of December 31, 2022 and 2021, cryptocurrencies mainly included Bitcoin and Ethereum the Company held which were primarily received from mining activities.

The following table presents the movements of cryptocurrencies for the year ended December 31, 2022:

	Amounts 2022	Amounts 2021
Balance at January 1, 2022 and 2021	$829,165	$-
Receipt of cryptocurrencies from mining activities	4,108,372	5,455,345
Purchases of cryptocurrencies	1,066,338	-
Sales of cryptocurrencies	(5,017,732)	(4,543,542)
Payment of cryptocurrencies for other expenses	(151,869)	-
Realized gain on sale of cryptocurrencies	679,111	410,979
Impairment loss on cryptocurrencies	(1,517,172)	(493,617)
Others	3,787	-
Balance at December 31, 2022 and 2021	$-	$829,165

The following table presents additional information about each type of cryptocurrency for the year ended December 31, 2022 and 2021:

	BTC	ETH	USDT	Total
Balance at January 1, 2021	$-	$-	$-	$-
Receipt of cryptocurrencies from mining activities	1,037,185	4,418,160	-	5,455,345
Exchange of cash into USDT	-	-	3,336	3,336
Sales of cryptocurrencies	(842,438)	(3,611,604)	-	(4,454,042)
Payment of cryptocurrencies for other expenses	-	(89,600)	(3,236)	(92,836)
Realized gain on sale of cryptocurrencies	66,996	343,983	-	410,979
Impairment loss on cryptocurrencies	(87,608)	(406,007)	(2)	(493,617)
Balance at December 31, 2021	$174,135	$654,932	$98	$829,165

	BTC	ETH	USDT	ETHW	Total
Balance at January 1, 2022	$174,135	$654,932	$98	$-	$829,165
Receipt of cryptocurrencies from mining activities	236,470	3,867,497	280	4,125	4,108,372
Purchases of cryptocurrencies	-	1,062,663	3,675	-	1,066,338
Proceeds from sales of cryptocurrencies	(365,664)	(4,652,068)	-	-	(5,017,732)
Payment of cryptocurrencies for other expenses	-	(131,120)	(20,749)	-	(151,869)
Realized gain on sale of cryptocurrencies	42,875	636,236	-	-	679,111
Impairment loss on cryptocurrencies	(48,347)	(1,464,513)	(187)	(4,125)	(1,517,172)
Others	(39,469)	26,373	16,883	-	3,787
Balance at December 31, 2022	$-	$-	$-	$-	$-